ACQUISITION OF EVOLUTION TECHNOLOGY SA (Schedule of fair value of assets acquired and liabilities assumed) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Assets acquired:
Total assets	$ 12,581,840	$ 5,301,044
Evolution Technology SA [Member]
Disclosure of detailed information about business combination [line items]
Cash paid	466,260		$ 350,000
Fair value of common shares issued	480,000		$ 480,000
Total	946,260
Assets acquired:
Cash	4,676
Due from shareholders	6,490
Construction in progress	163,529
Master lease agreement	1,982,354
Accounts payable	(7,440)
Deferred income tax liability	(693,824)
Total assets	1,455,785
Net assets attributed to non-controlling interest	(509,524)
Net assets acquired	$ 946,260